Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Tax Advances	$ 103,036,671	$ 275,250
Total	$ 103,036,671	$ 275,250